Long-term Debt - Additional Information (Detail) $ in Thousands													3 Months Ended	6 Months Ended	12 Months Ended
	May 13, 2020 USD ($)	Feb. 20, 2020	Feb. 06, 2020 USD ($)	Feb. 01, 2019 USD ($)	Dec. 18, 2018 USD ($)	Mar. 19, 2018	Mar. 16, 2018 USD ($)	May 15, 2017 USD ($)	Jan. 28, 2016 USD ($)	Jan. 10, 2014 USD ($)	Oct. 30, 2012 USD ($)	Feb. 09, 2012 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 16, 2020 USD ($)	Jan. 17, 2019 USD ($)
Debt Instrument [Line Items]
Debt instrument description														On February 6, 2020, Lamar Media entered into a Fourth Amended and Restated Credit Agreement (the “Fourth Amended and Restated Credit Agreement”) with certain of Lamar Media’s subsidiaries as guarantors, JPMorgan Chase Bank, N.A. as administrative agent and the lenders party thereto, under which the parties agreed to amend and restate Lamar Media’s existing senior credit facility. The Fourth Amended and Restated Credit Agreement amended and restated the Third Amended and Restated Credit Agreement dated as of May 15, 2017, as amended (the “Third Amended and Restated Credit Agreement”).
Proceeds received from term A loans														$ 598,500		$ 599,250	$ 450,000
Redeemed percentage of aggregate principal amount			104.00%
Additional revolving commitment																			$ 100,000
Adjusted Rate			1.50%
Ratio of indebtedness to net capital one			3.25
Outstanding revolving credit facility													$ 0	0	$ 150,000
Remaining borrowing capacity under revolving credit facility													737,216	737,216	387,291
Aggregate principal amount of debt issued													3,199,014	3,199,014	3,004,532
Debt instrument outstanding amount													3,199,014	3,199,014	3,004,532	2,914,552
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Loss on debt extinguishment													5	18,184		15,429	71
Redemption price percentage of the principal amount to be purchased			40.00%
4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount													$ 400,000	$ 400,000
Debt Instrument, Interest Rate, Stated Percentage													4.00%	4.00%
Redemption price percentage of the principal amount to be purchased			101.00%
4% Senior Notes [Member] | Prior to February 15, 2023 [Member]
Debt Instrument [Line Items]
Redemption price percentage of the principal amount to be purchased			60.00%
4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount			100.00%
4% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount			$ 400,000
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Net proceeds from the issuance of debt			$ 395,000
3 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes			40.00%
Redeemed percentage of aggregate principal amount			103.75%
Debt instrument outstanding amount													$ 600,000	$ 600,000
Debt Instrument, Interest Rate, Stated Percentage													3.75%	3.75%
Redemption price percentage of the principal amount to be purchased			60.00%
3 3/4% Senior Notes [Member] | Prior to February 15, 2023 [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes			100.00%
Redeemed percentage of aggregate principal amount			101.00%
3 3/4% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued			$ 600,000
Debt Instrument, Interest Rate, Stated Percentage			3.75%
Net proceeds from the issuance of debt			$ 592,500
4 7/8% Senior Notes [Member]
Debt Instrument [Line Items]
Redemption percentage of aggregate principal amount of senior notes	40.00%
Redemption percentage of issued notes which remain outstanding	60.00%
Redeemed percentage of aggregate principal amount	104.875%
Debt instrument outstanding amount													$ 400,000	$ 400,000
Debt Instrument, Interest Rate, Stated Percentage													4.875%	4.875%
4 7/8% Senior Notes [Member] | Prior to February 15, 2023 [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount	100.00%
Redemption price percentage of the principal amount to be purchased	101.00%
4 7/8% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued	$ 400,000
Net proceeds from the issuance of debt	$ 395,000
Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Increase in delinquency ratio													11.00%	11.00%
Increase in dilution ratio													7.00%	7.00%
Increase in days sales outstanding														75 days
Number of days sales outstanding														65 days
Delinquency ratio													8.00%	8.00%
Dilution ratio													4.00%	4.00%
Percentage of commitment to maintain minimum borrowings														50.00%
Minimum Funding Threshold														requires the Special Purpose Subsidiaries to maintain minimum borrowings under the
Debt instrument maturity date					Dec. 17, 2021
Aggregate principal amount of debt issued					$ 175,000
Debt instrument outstanding amount													$ 0	$ 0	$ 175,000	175,000
Bearing interest rate															3.30%
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount						101.958%
Aggregate principal amount of debt issued												$ 500,000
Debt Instrument, Interest Rate, Stated Percentage												5.875%
Net proceeds from the issuance of debt												$ 489,000
Loss on debt extinguishment																15,429
Loss on debt extinguishment on cash																9,790
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued											$ 535,000
Debt instrument outstanding amount													$ 535,000	$ 535,000	$ 535,000	$ 535,000
Debt Instrument, Interest Rate, Stated Percentage											5.00%		5.00%	5.00%	5.00%	5.00%
Net proceeds from the issuance of debt											$ 527,100
Redemption price percentage of the principal amount to be purchased											101.00%
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Redemption, description		The Company used the proceeds from the 4% Senior Notes and 3 3/4% Senior Notes to redeem in full all of the 5 3/8% Notes on February 20, 2020 at a redemption price of 101% of the aggregate principal amounts of the outstanding 5 3/8% Notes, plus accrued and unpaid interest up to but not including the redemption date.
Aggregate principal amount of debt issued										$ 510,000
Debt instrument outstanding amount															$ 510,000	$ 510,000
Debt Instrument, Interest Rate, Stated Percentage									5.375%	5.375%					5.375%	5.375%
Net proceeds from the issuance of debt										$ 502,300
Loss on debt extinguishment										12,576
Loss on debt extinguishment on cash										$ 9,139
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued									$ 400,000
Debt instrument outstanding amount													$ 653,988	$ 653,988	$ 654,345	$ 400,000
Debt Instrument, Interest Rate, Stated Percentage									5.75%				5.75%	5.75%	5.75%	5.75%
Net proceeds from the issuance of debt									$ 394,500
Redemption price percentage of the principal amount to be purchased				101.00%
5 3/4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Debt Instrument [Line Items]
Redeemed percentage of aggregate principal amount				100.00%
Redemption price percentage of the principal amount to be purchased				101.00%
5 3/4% Senior Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued				$ 250,000
Debt Instrument, Interest Rate, Stated Percentage				5.75%
Net proceeds from the issuance of debt				$ 251,500
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit outstanding balance													$ 12,784	$ 12,784	$ 12,709
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Proceeds received from term A loans														598,500		$ 599,250	450,000
Debt instrument outstanding amount															3,004,532	2,914,552
Loss on debt extinguishment													$ 5	$ 18,184		15,429	$ 71
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount															175,000	175,000
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount															$ 535,000	$ 535,000
Debt Instrument, Interest Rate, Stated Percentage															5.00%	5.00%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount															$ 510,000	$ 510,000
Debt Instrument, Interest Rate, Stated Percentage															5.375%	5.375%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount															$ 654,345	$ 400,000
Debt Instrument, Interest Rate, Stated Percentage															5.75%	5.75%
Debt Instrument Repurchase Program [Member] | Senior or Senior Subordinated Notes and other Indebtedness [Member]
Debt Instrument [Line Items]
Debt repurchase program, authorized amount																		$ 250,000
Debt instrument repurchase expiry date														Sep. 30, 2021
Debt instrument repurchased under the program																		$ 0
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility			$ 750,000					$ 450,000
Debt instrument maturity date			Feb. 06, 2025					May 15, 2022
Loss on debt extinguishment														$ 5,608
Term A Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility								$ 450,000
Debt instrument maturity date								May 15, 2022
Proceeds received from term A loans								$ 450,000
Term A Loan Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.75%
Ratio of indebtedness to net capital one							3.25
Ratio of indebtedness to net capital minimum							1
Term A Loan Facility [Member] | LIBO Rate [Member] | Debt Ratio Less Than Three Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.50%
Term A Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							0.75%
Ratio of indebtedness to net capital one							3.25
Ratio of indebtedness to net capital minimum							1
Term A Loan Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Three Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate							0.50%
Term B Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility			$ 600,000				$ 600,000
Debt instrument maturity date			Feb. 06, 2027				Mar. 16, 2025
Proceeds received from term A loans			$ 600,000
Amended and restated date							Mar. 16, 2018
Redeemed percentage of aggregate principal amount							5.875%
Term B Loan Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate			1.50%
Term B Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate			0.50%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility																			$ 550,000
Revolving Credit Facility [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt instrument maturity date														Feb. 06, 2025	May 15, 2022
Revolving Credit Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate							2.25%
Ratio of indebtedness to net capital one							4.25
Ratio of indebtedness to net capital minimum			1				1
Revolving Credit Facility [Member] | LIBO Rate [Member] | Debt Ratio Less Than Four Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate							2.00%
Revolving Credit Facility [Member] | LIBO Rate [Member] | Debt Ratio Less Than Three Point Zero Zero [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.75%
Ratio of indebtedness to net capital one							3.00
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate			1.25%				1.25%
Revolving Credit Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Three Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate			0.25%
Revolving Credit Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Four Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate							1.00%
Revolving Credit Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Three Point Zero Zero [Member]
Debt Instrument [Line Items]
Adjusted Rate							0.75%
Ratio of indebtedness to net capital one							3.00
Ratio of indebtedness to net capital minimum							1